Consolidated Statements of Comprehensive Income - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Revenues and Other Income
Operating revenues, net of royalties	CAD 32,051.0	CAD 26,807.0
Other income (loss)	125.0	161.0
Total revenue	32,176.0	26,968.0
Expenses
Purchases of crude oil and products	11,121.0	9,877.0
Operating, selling and general	9,245.0	9,150.0
Transportation	1,037.0	1,072.0
Depreciation, depletion, amortization and impairment	5,601.0	6,117.0
Exploration	104.0	289.0
Gain on sale of cedar point	602.0	68.0
Financing expense (income)	(246.0)	445.0
Total expenses	26,260.0	26,882.0
Earnings before Income Taxes	5,916.0	86.0
Income Tax Expense (Recovery)
Current	1,209.0	153.0
Deferred	249.0	(512.0)
Total tax expense (income)	1,458.0	(359.0)
Net Earnings Attributable to:
Common Shareholders	4,458.0	434.0
Non-controlling interest		11.0
Net Earnings (Loss)	4,458.0	445.0
Items That May be Subsequently Reclassified to Earnings:
Foreign currency translation adjustment	(198.0)	(258.0)
Items That Will Not be Reclassified to Earnings:
Actuarial gain (loss) on employee retirement benefit plans, net of income taxes	31.0	(24.0)
Other Comprehensive Loss	(167.0)	(282.0)
Total Comprehensive Income	CAD 4,291.0	CAD 163.0
Per Common Share (dollars)
Net earnings - basic and diluted	CAD 2.68	CAD 0.28
Net earnings - attributable to common shareholders - basic and diluted	2.68	0.27
Cash dividends	CAD 1.28	CAD 1.16